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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Litespeed Management LLC
Address: 237 Park Ave Ste 900
         New York, NY 10017

Form 13F File Number: 28-____________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jamie Zimmerman
Title:   Authorized Signatory
Phone:   212-808-7420

Signature, Place, and Date of Signing:

Jamie Zimmerman    New York, NY     August 13, 2012
---------------    --------------   ---------------
 [Signature]       [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number       Name

    28-____________________    ________________________________________________
    [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total: 275049
                                        _________
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.    Form 13F File Number         Name

           28-____________________      ____________________________________

    [Repeat as necessary.]

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                          FORM 13F INFORMATION TABLE

                                                                VALUATION CURRENCY: USD
                       ---------------------------------------------------------------------------------------------------------
ITEM 1                  ITEM 2   ITEM 3       ITEM 4        ITEM 5            ITEM 6          ITEM 7            ITEM 8
------                 -------- --------- -------------- ------------- --------------------- -------- --------------------------
                                               Fair        Shares of        Investment
                       Title of  Cusip        Market       Principal        Descretion                     Voting Authority
Name of Issuer          Class    Number       Value         Amount     Sole   Shared   Other Managers     Sole      Shared Other
Anadarko Petroleum
  Corporation           Common  032511107  18,072,600.00    273,000.00  X                      LITE      273,000.00   0      0
Avon Products Inc.      Common  054303102  33,721,987.00  2,080,320.00  X                      LITE    2,080,320.00   0      0
CIT Group, Inc.         Common  125581108  12,637,944.00    354,600.00  X                      LITE      354,600.00   0      0
Diamond Foods Inc.      Common  252603105  24,104,320.00  1,351,139.00  X                      LITE    1,351,139.00   0      0
Dynegy Inc.             Common  26817g300  15,937,178.00 27,243,040.00  X                      LITE   27,243,040.00   0      0
Gray Television Inc.    Common  389375106   6,028,879.00  4,101,278.00  X                      LITE    4,101,278.00   0      0
Jakks Pacific Inc.      Common  47012e106   8,325,904.00    520,044.00  X                      LITE      520,044.00   0      0
Lyondellbasell INDU
  CLA                   Common  050828824  27,850,933.00    691,605.00  X                      LITE      691,605.00   0      0
Macquarie
  Infrastructure Co     Common  55608B105  28,139,238.00    845,276.00  X                      LITE      845,276.00   0      0
Post Holdings Inc. -
  W/I                   Common  737446104   4,057,278.00    131,944.00  X                      LITE      131,944.00   0      0
Ralcorp Holdings Inc.   Common  751028101   9,625,843.00    144,229.00  X                      LITE      144,229.00   0      0
Range Resources Corp    Common  75281a109   6,434,480.00    104,000.00  X                      LITE      104,000.00   0      0
Seagate Technology      Common  052580676  37,901,198.00  1,532,600.00  X                      LITE    1,532,600.00   0      0
Theravance Inc.         Common  88338t104  37,570,643.00  1,690,848.00  X                      LITE    1,690,848.00   0      0
Vical Inc.              Common  925602104   4,640,393.00  1,288,998.00  X                      LITE    1,288,998.00   0      0
                                          --------------
   Total Under
     Management:                          275,048,818.00